Receivables	3 Months Ended
Mar. 31, 2021
Receivables
Receivables	5.Receivables

	March 31,	December 31,
	2021	2020
Trade receivable	$35,444	$—
GST receivable	114,224	49,385
Interest receivable	210,007	162,316
Other receivables	9,330	1,645
	$369,005	$213,346